Unaudited Condensed Consolidated Interim Statement of Financial Position - GBP (£) £ in Thousands	Jul. 31, 2018	Jan. 31, 2018	[1]
Non-current assets
Goodwill	£ 1,814	£ 2,478
Intangible assets	11,033	14,785
Property, plant and equipment	702	809
Non-current assets	13,549	18,072
Current assets
Prepayments and other receivables	11,497	11,134
Current tax receivable	4,600	4,654
Cash and cash equivalents	17,129	20,102
Current assets	33,226	35,890
Total assets	46,775	53,962
Non-current liabilities
Deferred revenue	(1,081)	(27,270)
Financial liabilities on funding arrangements	0	(3,090)
Provisions for other liabilities and charges	(1,736)	(1,641)
Deferred tax liability	(1,814)	(2,379)
Non-current liabilities	(4,631)	(34,380)
Current liabilities
Trade and other payables	(6,586)	(8,932)
Deferred revenue	(2,504)	(13,834)
Current liabilities	(9,090)	(22,766)
Total liabilities	(13,721)	(57,146)
Net assets / (liabilities)	33,054	(3,184)
EQUITY
Share capital	821	736
Share premium account	74,394	60,237
Share-based payment reserve	7,906	6,743
Merger reserve	3,027	3,027
Special reserve	19,993	19,993
Currency translation reserve	56	37
Accumulated losses reserve	(73,143)	(93,957)
Total equity / (deficit)	£ 33,054	£ (3,184)	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’